Allowance for Loan Losses (Details 4) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investment in nonaccrual loans and loans past due
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 0	$ 0
Nonaccrual	2,349	4,423
Commercial And Other [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	0	27
Commercial: Real Estate [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	1,396	879
Commercial Construction [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	41	0
Commercial: Land [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	299	1,577
Mortgage [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	590	1,933
Home Equity [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	$ 23	$ 7